EMPLOYEE STOCK BENEFITS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	May 31, 2003	Dec. 31, 2013	Dec. 31, 2012
EMPLOYEE STOCK BENEFITS
Options granted to directors, officers, and employees (in shares)	114,685	0	0
Options exercisable period		5 years
Options expiration period		10 years
Options available for future grant (in shares)		0
Shares
Outstanding at beginning of year (in shares)		62,485
Forfeited or expired (in shares)		(61,285)
Outstanding at end of year (in shares)		1,200	62,485
Exercisable at end of year (in shares)		1,200
Weighted Average Exercise Price
Outstanding at beginning of year (in dollars per share)		$ 18.85
Forfeited or expired (in dollars per share)		$ 18.75
Outstanding at end of year (in dollars per share)		$ 23.75	$ 18.85
Exercisable at end of year (in dollars per share)		$ 23.75
Weighted Average Remaining Contractual Term (Years)
Outstanding at end of year		2 years 3 months
Exercisable at end of year		2 years 3 months
Additional disclosures
Aggregate intrinsic value (in dollars)		$ 0	$ 0
Unrecognized compensation cost (in dollars)		$ 0	$ 0